Annual Total Returns - Fidelity Advisor® Equity Income Fund [BarChart] - 11.30 Fidelity Advisor Equity Income Fund - AMCIZ PRO-13 - Fidelity Advisor® Equity Income Fund - Fidelity Advisor Equity Income Fund-Class A
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	0.43%
Annual Return 2012	16.81%
Annual Return 2013	27.48%
Annual Return 2014	8.40%
Annual Return 2015	(4.42%)
Annual Return 2016	17.57%
Annual Return 2017	12.30%
Annual Return 2018	(10.41%)
Annual Return 2019	27.18%
Annual Return 2020	1.22%